Revenue from Contracts with Customers	12 Months Ended
Sep. 30, 2023
Revenue [abstract]
Revenue from Contracts with Customers
25.
REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
B2B	887,957	772,883	271,559	362,360
DTC	598,664	466,668	190,216	136,022
Other	5,289	3,282	889	965
Total revenue	1,491,911	1,242,833	462,664	499,347

Our B2B and DTC channels generate revenue across each of our reportable segments, with B2B revenue being more prominent in each segment. In our Americas and Europe reportable segments, the distribution between B2B and DTC revenue approximates the distribution for the consolidated group. In our APMA reportable segment, the proportion of B2B revenue is greater than the distribution for the consolidated group.

For details on assets related to contracts with customers refer to Note 13 – Trade and other receivables. Trade receivables as shown in the Statement of financial position relate to the sale of products and other revenue.

The movements of contract liabilities during the period are the following:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	1,924	2,325	4,857	1,829
Advance payments received	7,018	1,924	2,325	4,857
Advance payments applied	(1,924)	(2,325)	(4,857)	(1,829)
At the end of the period/year	7,018	1,924	2,325	4,857

The change in contract liabilities is mainly due to the increase in the DTC revenue channel.